Cash and Investments Held In Trust Account (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024
Cash and Investments Held In Trust Account [Abstract]
Schedule of Fair Value Hierarchy of the Valuation Inputs

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2024 and March 31, 2024 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	December 31, 2024	March 31, 2024
Assets:
Trust Account – U.S. Treasury Securities Money Market Fund	1	$18,473,627	$55,495,253

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at March 31, 2024 and 2023 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	March 31, 2024	March 31, 2023
Assets:
Trust Account – Cash	1	$—	$575,000
Trust Account – U.S. Treasury Securities Money Market Fund	1	55,495,253	59,581,291
Total		$55,495,253	$60,156,291